Eaton Vance
Worldwide Health Sciences Fund
November 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 97.9%
Security	Shares	Value
Biotechnology — 12.8%
AbbVie, Inc.	354,650	$ 57,162,487
Abcam PLC(1)	371,519	5,823,649
argenx SE ADR(1)	22,042	8,772,054
Blueprint Medicines Corp.(1)	51,234	2,448,473
CSL, Ltd.	101,354	20,824,045
Gilead Sciences, Inc.	214,388	18,829,698
Neurocrine Biosciences, Inc.(1)	170,963	21,722,559
Travere Therapeutics, Inc.(1)	121,514	2,446,077
		$ 138,029,042
Containers & Packaging — 0.4%
AptarGroup, Inc.	44,675	$ 4,741,804
		$ 4,741,804
Health Care Equipment — 13.9%
Boston Scientific Corp.(1)	550,105	$ 24,903,253
Envista Holdings Corp.(1)	206,075	7,031,279
Fisher & Paykel Healthcare Corp., Ltd.	306,830	4,595,281
Inari Medical, Inc.(1)	151,170	11,123,089
Intuitive Surgical, Inc.(1)	121,108	32,746,392
Straumann Holding AG	84,956	9,915,334
Stryker Corp.	111,116	25,988,921
Teleflex, Inc.	57,793	13,530,497
Zimmer Biomet Holdings, Inc.	165,049	19,822,385
		$ 149,656,431
Health Care Services — 1.5%
Agiliti, Inc.(1)	702,673	$ 11,601,131
R1 RCM, Inc.(1)	444,015	4,018,336
		$ 15,619,467
Health Care Supplies — 3.7%
Alcon, Inc.	223,253	$ 15,395,445
Asahi Intecc Co., Ltd.	255,800	4,579,034
Cooper Cos., Inc. (The)	41,324	13,072,847
Neogen Corp.(1)	420,833	6,968,995
		$ 40,016,321
Health Care Technology — 1.3%
JMDC, Inc.	173,100	$ 6,641,136
M3, Inc.	226,300	7,097,395
		$ 13,738,531
Security	Shares	Value
Life Sciences Tools & Services — 12.0%
Danaher Corp.	164,944	$ 45,097,339
Lonza Group AG	25,000	13,152,306
Thermo Fisher Scientific, Inc.	89,567	50,177,225
Waters Corp.(1)	58,647	20,327,050
		$ 128,753,920
Managed Health Care — 11.6%
Centene Corp.(1)	240,819	$ 20,963,294
Humana, Inc.	27,524	15,135,447
UnitedHealth Group, Inc.	162,634	89,084,400
		$ 125,183,141
Pharmaceuticals — 40.7%
AstraZeneca PLC	327,456	$ 44,318,112
Bristol-Myers Squibb Co.	550,361	44,182,981
Dechra Pharmaceuticals PLC	138,439	4,572,245
Eli Lilly & Co.	146,506	54,365,446
Johnson & Johnson	441,261	78,544,458
Merck & Co., Inc.	163,675	18,023,891
Novo Nordisk A/S, Class B	399,038	50,054,546
Pfizer, Inc.	359,209	18,007,147
Roche Holding AG PC	159,632	52,139,620
Royalty Pharma PLC, Class A	320,270	14,082,272
Sanofi	368,356	33,273,332
Zoetis, Inc.	167,945	25,887,042
		$ 437,451,092
Total Common Stocks (identified cost $672,623,914)		$1,053,189,749

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
Biotechnology — 0.1%
Caris Life Sciences, Inc., Series D(1)(2)(3)	370,370	$ 774,073
Total Convertible Preferred Stocks (identified cost $3,000,000)		$ 774,073

Eaton Vance
Worldwide Health Sciences Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 1.5%
Security	Shares	Value
Equity Funds — 1.5%
SPDR S&P Biotech ETF	194,177	$ 16,237,081
Total Exchange-Traded Funds (identified cost $13,774,141)		$ 16,237,081

Short-Term Investments — 0.0%(4)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.62%(5)	9,121	$ 9,121
Total Short-Term Investments (identified cost $9,121)		$ 9,121
Total Investments — 99.5% (identified cost $689,407,176)		$1,070,210,024
Other Assets, Less Liabilities — 0.5%		$ 5,006,227
Net Assets — 100.0%		$1,075,216,251
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Restricted security.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2022.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	70.6%	$758,737,137
Switzerland	8.4	90,602,705
United Kingdom	6.4	68,796,278
Denmark	4.7	50,054,546
France	3.1	33,273,332
Australia	1.9	20,824,045
Japan	1.7	18,317,565
Netherlands	0.8	8,772,054
New Zealand	0.4	4,595,281
Exchange-Traded Funds	1.5	16,237,081
Total Investments	99.5%	$1,070,210,024
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate

The Fund did not have any open derivative instruments at November 30, 2022.
Restricted Securities
At November 30, 2022, the Fund owned the following security (representing 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Convertible Preferred Stocks
Caris Life Sciences, Inc., Series D	5/12/21, 9/23/21	370,370	$3,000,000	$774,073
Total Restricted Securities			$3,000,000	$774,073

Eaton Vance
Worldwide Health Sciences Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At November 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) was $9,121, which represents less than 0.05% of the Fund's net assets. Transactions in funds that may be deemed to be affiliated by the Fund for the fiscal year to date ended November 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,945,086	$16,333,962	$(18,269,927)	$ —	$ —	$9,121	$5,673	9,121
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Biotechnology	$111,381,348	$ 26,647,694	$ —	$ 138,029,042
Containers & Packaging	4,741,804	—	—	4,741,804
Health Care Equipment	135,145,816	14,510,615	—	149,656,431
Health Care Services	15,619,467	—	—	15,619,467
Health Care Supplies	20,041,842	19,974,479	—	40,016,321
Health Care Technology	—	13,738,531	—	13,738,531
Life Sciences Tools & Services	115,601,614	13,152,306	—	128,753,920
Managed Health Care	125,183,141	—	—	125,183,141
Pharmaceuticals	253,093,237	184,357,855	—	437,451,092
Total Common Stocks	$780,808,269	$272,381,480**	$ —	$1,053,189,749
Convertible Preferred Stocks	$ —	$ —	$774,073	$ 774,073
Exchange-Traded Funds	16,237,081	—	—	16,237,081
Short-Term Investments	9,121	—	—	9,121
Total Investments	$797,054,471	$272,381,480	$774,073	$1,070,210,024
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended November 30, 2022 is not presented.

Eaton Vance
Worldwide Health Sciences Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.